Subsequent Events (Narrative) (Details)			12 Months Ended
	May 10, 2023 CAD ($)	May 10, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds From Common Shares Issued In Atm Equity Program			$ 5,235,413	$ 3,941,736	$ 43,588,175	$ 34,956,134
Subsequent Events [Member] | 2023 Equity Distribution Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds From Common Shares Issued In Atm Equity Program	$ 2,362,172	$ 1,763,134
Subsequent Events [Member] | 2023 Equity Distribution Agreement [Member] | Stifel Gmp And Canaccord Genuity Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds From Common Shares Issued In Atm Equity Program		$ 100,000,000